Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Schedule of Disaggregation of Revenue

The Company’s product offerings primarily deliver a service to a customer satisfied over time, and not at a point in time. Revenue for the Company’s major product lines consists of the following (in thousands):

	Year Ended December 31,
	2024	2023	2022
Revenue by Product Line
Betting Technology, Content and Services	$354,856	$274,235	$209,251
Media Technology, Content and Services	105,313	91,605	82,698
Sports Technology and Services	50,725	47,137	49,080
Total	$510,894	$412,977	$341,029